Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents

		December 31, 2019	December 31, 2018
	Note	€m	€m
Cash and cash equivalents		826.0	327.5
Restricted cash		0.1	0.1
Cash and cash equivalents		826.1	327.6
Bank overdraft	22	(1.3)	—
Cash and cash equivalents per Statement of Cash Flows		824.8	327.6

‘Cash and cash equivalents’ comprise cash balances and deposits. Restricted cash comprises money that is primarily reserved for a specific purpose and therefore not available for immediate or general business use. Bank overdrafts that are repayable on demand and form an integral part of the Company's cash management are included as a component of cash and cash equivalents for the purposes of the Statement of Cash Flows.